SUPPLEMENT DATED JUNE 1, 2016

 FIRST INVESTORS INCOME AND EQUITY FUNDS PROSPECTUS
DATED JANUARY 31, 2016

FIRST INVESTORS LIFE SERIES FUNDS PROSPECTUS
DATED MAY 1, 2016

1.
In “The Funds Summary Section” for the International Fund and the Life Series International Fund, the information under the heading “Portfolio Manager” is deleted in its entirety and replaced with the following:

Matthew Benkendorf, Managing Director, Chief Investment Officer and Portfolio Manager for Vontobel, has served as Portfolio Manager of the Fund since March 2016. Daniel Kranson and David Souccar, each a Director, Senior Research Analyst and Portfolio Manager for Vontobel, have served as Deputy Portfolio Managers of the Fund since June 2016.
2.
In the “Fund Management In Greater Detail” section, the last paragraph under the heading “The Subadvisers” related to the International Fund and Life Series International Fund is deleted in its entirety and replaced with the following:

Matthew Benkendorf, Managing Director, Chief Investment Officer and Portfolio Manager for Vontobel, has served as Portfolio Manager of the International Fund since March 2016 and also serves as a Portfolio Manager for another First Investors Fund.  Mr. Benkendorf joined Vontobel in 1999 and has been a portfolio manager at Vontobel since 2006. Daniel Kranson and David Souccar, each a Director, Senior Research Analyst and Portfolio Manager for Vontobel, have each served as a Deputy Portfolio Manager of the International Fund since June 2016 and each serves as a Deputy Portfolio Manager for another First Investors Fund. Mr. Kranson joined Vontobel in 2007 and has been a portfolio manager at Vontobel since 2013. Mr. Souccar joined Vontobel in 2007 and has been a portfolio manager at Vontobel since 2016.

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Please retain this Supplement for future reference.
IELP0616

SUPPLEMENT DATED JUNE 1, 2016

FIRST INVESTORS LIFE SERIES FUNDS
STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2016

1.
In Part I, in the “Portfolio Managers” section, under the heading “A. Other Accounts Managed by Portfolio Managers for Fiscal Year Ended December 31, 2015”, the following is added to the bottom of the table related to Vontobel Asset Management, Inc. (“Vontobel”):

Daniel Kranson**: Life Series International Fund	Other Registered Investment Companies	4	$2,042.9	0	$0
	Other Pooled Investment Vehicles	11	$4,465.4	0	$0
	Other Accounts	5	$933.1	0	$0
David Souccar**: Life Series International Fund	Other Registered Investment Companies	3	$2,013.1	0	$0
	Other Pooled Investment Vehicles	9	$3,367.8	0	$0
	Other Accounts	5	$933.1	0	$0
** Messrs. Kranson and Souccar have served as Portfolio Managers of the Life Series International Fund since June 2016. Information is provided as of March 31, 2016.

2.
In Part I, in the “Portfolio Managers” section, under the heading “D. Portfolio Manager Fund Ownership for Fiscal Year Ended December 31, 2015”, the following is added to the bottom of the table related to Vontobel:

Daniel Kranson**:	Life Series International Fund	None
David Souccar**:	Life Series International Fund	None
** Messrs. Kranson and Souccar have served as Portfolio Managers of the Life Series International Fund since June 2016. Information is provided as of March 31, 2016.

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Please retain this Supplement for future reference.

LSSAI0616